CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (1,657,772)	$ (2,043,030)	$ (1,624,157)
Foreign currency translation adjustments:
Translation gain (loss)	(81,620)	(32,972)	2,532
Net change	(81,620)	(32,972)	2,532
Available-for-sale investments:
Change in unrealized loss	(7,930)	(1,386)	(4,393)
Reclassification adjustment to net loss	212	236	0
Net change	(7,718)	(1,150)	(4,393)
Total other comprehensive loss, net of tax	(89,338)	(34,122)	(1,861)
Total comprehensive loss (income) attributable to non-controlling interests	11,129	(3,148)	7,146
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	$ (1,735,981)	$ (2,080,300)	$ (1,618,872)